OTHER LONG-TERM PAYABLE (Tables)	12 Months Ended
Dec. 31, 2020
OTHER LONG-TERM PAYABLE
Schedule of Other Noncurrent Liabilities

	December 31,
	2020	2019
Other long-term payable	$7,863,157	$—
	$7,863,157	$—